Income Taxes - Schedule of Reconciliation of Effective Income Tax Rate (Details) (10-K)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax benefit at U.S. statutory rate	21.00%	21.00%
Income tax benefit - State	4.57%	4.18%
Permanent items	(15.23%)	(18.19%)
Effect of change in valuation allowance	(10.34%)	(6.99%)
Effective income tax rate	0.00%	0.00%